Right-of-use assets and lease liabilities Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Right-of-use asset operating/finance lease by category
Right-of-use assets consist of the following leases:

	Operating		Finance
As of December 31	2018	2019	2018	2019
(in millions)	€	€	€	€

Properties	105.1	177.0	—	92.1
Cars	11.9	11.9	—	—
Equipment	—	—	—	26.4
Warehouses	14.5	8.7	—	—
Other	6.1	7.8	—	—
Right-of-use assets	137.6	205.4	—	118.5

Lease liabilities are split between current and non-current:

	Operating		Finance
As of December 31	2018	2019	2018	2019
(in millions)	€	€	€	€

Current	46.3	55.6	—	—
Non-current	93.7	153.8	—	9.5
Lease liabilities	140.0	209.4	—	9.5

Schedule of lease cost
The Consolidated Statements of Operations include the following depreciation charges relating to these leases:

	Operating			Finance
As of December 31	2017	2018	2019	2017	2018	2019
(in millions)	€	€	€	€	€	€

Properties	29.9	40.2	48.2	—	—	2.8
Cars	7.1	7.4	8.1	—	—	—
Equipment	—	—	—	—	—	4.5
Warehouses	5.9	7.1	4.5	—	—	—
Other	11.6	12.4	12.4	—	—	—
Depreciation charge right-of-use assets	54.5	67.1	73.2	—	—	7.3

The total cash outflows relating to the lease liabilities are as follows:

	Operating			Finance
As of December 31	2017	2018	2019	2017	2018	2019
(in millions)	€	€	€	€	€	€

Total Cash Outflow	54.5	67.1	73.2	—	—	2.8

The weighted average remaining lease term and weighted average discount rate related to the leases are as follows:

	Operating			Finance
As of December 31	2017	2018	2019	2017	2018	2019
	€	€	€	€	€	€

Weighted average remaining lease term (months)	57	60	70	0	0	230
Weighted average discount rate (%)	2.2%	2.1%	2.2%	—%	—%	0.7%